MARKET RISK BENEFITS (Tables)	6 Months Ended
Jun. 30, 2026
Insurance [Abstract]
Schedule of Market Risk Benefits
The net balance of market risk benefit assets and liabilities of, and changes in guaranteed minimum withdrawal benefits associated with, annuity contracts follow.

AS OF AND FOR THE SIX MONTHS ENDED JUN. 30 US$ MILLIONS	2026	2025
Balance, beginning of period	$3,362	$2,799
Balance, beginning of period, before effect of changes in the instrument-specific credit risk	3,349	2,549
Issuances	(5)	(6)
Interest accrual	79	70
Attributed fees collected	153	121
Effect of changes in interest rates	(111)	51
Effect of changes in equity markets	120	98
Effect of changes in equity index volatility	2	(43)
Effect of changes in future expected policyholder behavior	7	68
Effect of changes in other future expected assumptions	2	7
Balance, end of period, before effect of changes in the instrument-specific credit risk	3,596	2,915
Effect of changes in the ending instrument-specific credit risk	(12)	278
Balance, end of period	3,584	3,193
Less: Reinsured MRB, end of period	(598)	(576)
Balance, end of period, net of reinsurance	$2,986	$2,617

Net amount at risk(1)	$13,341	$12,460
Weighted-average attained age of contract holders (years)	71	71
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(1)Net amount at risk is defined as the current guarantee amount in excess of the current account balance.
The reconciliation of market risk benefits by amounts in an asset position and in a liability position to the “Market risk benefits” amount in the statements of financial position follows.

AS OF US$ MILLIONS	June 30, 2026			December 31, 2025
	Asset	Liability	Net	Asset	Liability	Net
Market risk benefits	$1,167	$(4,751)	$(3,584)	$1,174	$(4,536)	$(3,362)